EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For 2021, 2020 and 2019, the basic and diluted profit (loss) per share is:

	2021	2020	2019
Net profit attributable to equity owners of the parent (in US$’000)	15,996	37,746	40,557
Weighted average shares outstanding	642,007,692	636,268,929	626,315,013
Basic earnings per share (in US$)	0.025	0.058	0.065
Weighted average diluted shares outstanding	701,151,525	682,737,280	673,519,995
Diluted earnings per share (in US$)	0.023	0.055	0.060

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2021 and April 4, 2022 are shown in the table below:

	December 31, 2021	Shares issued	Shares reserved	April 4, 2022
Shares	648,749,282	2,683,764	—	651,433,046
Warrants	—	—	—	—
Options	52,789,478	(1,640,072)	(599,313)	50,550,093
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	10,992,546	(1,849,504)	8,179,538	17,322,580
Issued	774,943,928	(805,812)	7,580,225	781,718,341
Available for issue	105,056,072	805,812	(7,580,225)	98,281,659
Authorized share capital	880,000,000	—	—	880,000,000